Income Taxes - Schedule of Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Federal Net Operating Loss	$ 964,000	$ 9,000
State Net Operating Loss	297,000	0
Foreign Net Operating Loss	24,965,000	27,414,000
Foreign Tax Credits	379,000	428,000
Foreign Accruals	936,000	0
Accruals	615,000	43,000
Capitalized Start up Costs	209,000	0
Capitalized Section 174 R&D	437,000	0
Right of Use Operating Lease ASC 842	1,183,000	0
Total deferred tax assets	29,985,000	27,894,000
Deferred Tax Liabilities, Net [Abstract]
Right of Use Operating Lease ASC 842	(1,030,000)	0
Depreciation	(88,000)	(87,000)
Total deferred tax liabilities	(1,118,000)	(87,000)
Total net deferred tax assets	28,867,000	27,807,000
Less: valuation allowance	(28,867,000)	(27,842,000)
Net deferred tax assets	$ 0	$ (35,000)